Derivative financial instruments - Schedule of fair values of derivatives by category (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 368	£ 429
Derivative liabilities	(1,244)	(1,293)
Total	(876)	(864)
Current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	44	153
Derivative liabilities	(335)	(222)
Total	(291)	(69)
Non-current
Disclosure of detailed information about financial instruments [line items]
Derivative assets	324	276
Derivative liabilities	(909)	(1,071)
Total	(585)	(795)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	333	363
Derivative liabilities	(1,126)	(1,119)
Total	(793)	(756)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets	35	66
Derivative liabilities	(118)	(174)
Total	£ (83)	£ (108)